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TOUCHSTONE STRATEGIC TRUST | Touchstone Flexible Income Fund
TOUCHSTONE FLEXIBLE INCOME FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Flexible Income Fund (the “Fund”) seeks total return through a combination of income and capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 49 and 62, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Flexible Income Fund - USD ($)		Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		3.25%	none	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		none	1.00%	none	none
Redemption Fee	[1]	$ 15	$ 15	$ 15	$ 15
[1]	The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Flexible Income Fund		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)		0.57%	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Component1 Other Expenses		0.01%	0.01%	0.01%	0.01%
Component2 Other Expenses		0.31%	0.33%	0.29%	0.30%
Other Expenses (as a percentage of Assets):		0.32%	0.34%	0.30%	0.31%
Acquired Fund Fees and Expenses		0.11%	0.11%	0.11%	0.11%
Expenses (as a percentage of Assets)	[1]	1.25%	2.02%	0.98%	0.99%
Fee Waiver or Reimbursement	[2]	(0.09%)	(0.11%)	(0.07%)	(0.18%)
Net Expenses (as a percentage of Assets)	[1],[2]	1.16%	1.91%	0.91%	0.81%
[1]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended March 31, 2020.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.04%, 1.79%, 0.79%, and 0.69% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2021, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Flexible Income Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	439	294	93	83
Expense Example, with Redemption, 3 Years	700	623	305	297
Expense Example, with Redemption, 5 Years	981	1,078	535	530
Expense Example, with Redemption, 10 Years	1,780	2,339	1,195	1,197

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Flexible Income Fund Class C
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	623
Expense Example, No Redemption, 5 Years	1,078
Expense Example, No Redemption, 10 Years	2,339

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.

The Fund’s Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as investment grade corporate bonds, high yield bonds (i.e., junk bonds), preferred stocks, municipal bonds, and U.S. Treasuries. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund’s sub-advisor, Bramshill Investments LLC (“Bramshill” or the “Sub-Advisor”), implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. Bramshill seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, US Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.

Bramshill seeks to maintain the Fund’s portfolio at an average credit rating of investment grade, but may invest up to 40% of Fund assets in high yield bonds (i.e., junk bonds), which are defined as debt securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by the Advisor to be of comparable quality. The Fund may also invest up to 25% of Fund assets in fixed income exchange traded funds (“ETFs”) and foreign issuers of U.S. dollar denominated fixed income securities.

The Fund may invest in fixed-income securities of any duration or maturity. The Fund may also invest in fixed income closed-end funds, dividend-paying equities and other debt securities, including but not limited to U.S. government securities, variable- and floating-rate instruments, and mortgage- and asset-backed securities. Bramshill periodically shifts the portfolio’s duration opportunistically seeking to generate alpha in both falling and rising interest rate environments. In order to hedge certain risks, the Fund may invest in futures contracts, which are a type of derivative instrument.

The Fund may engage in frequent and active trading as part of its principal investment strategies.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

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Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

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Corporate Loan Risk:  The corporate loans in which the Fund invests may be rated below investment grade.  As a result, such corporate loans will be considered speculative with respect to the borrowers’ ability to make payments of interest and principal and will otherwise generally bear risks similar to those associated with non-investment grade securities.  There is a high risk that the Fund could suffer a loss from investments in lower rated corporate loans as a result of a default by the borrower. Direct investments in loans may be illiquid and holding a loan could expose the Fund to the risks of being a direct lender.

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Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

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Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.

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Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization ("NRSRO") to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

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Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

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Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

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U.S. Government Securities Risk: Certain U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

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Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Other Investment Companies Risk (including Exchange-Traded Funds Risk): The Fund’s investments in other investment companies, including ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear both their proportionate share of the fees and expenses of the Fund (including management and advisory fees) and, indirectly, the fees expenses of the investment companies.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Counterparty Risk:  A counterparty (the other party to a transaction or an agreement or the party with whom an underlying fund executes transactions) to a transaction with an underlying fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•	Futures Contracts Risk: The risks associated with the Fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Municipal Securities Risk: The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy. In addition, a downturn in the national economy may negatively impact the economic performance of issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund’s portfolio securities.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays U.S. Aggregate Bond Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third Strategic Income Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The investment objectives, guidelines, and restrictions of the Predecessor Fund were similar to those of the Fund. The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial and performance information prior to September 10, 2012 included in the Fund’s prospectus is that of the Predecessor Fund.

On November 30, 2018, the Fund changed its principal investment strategies and sub-advisor. Performance presented prior to such date should not be attributed to the Fund's current sub-advisor, Bramshill Investments, LLC. The Fund's performance shown below might have differed materially if Bramshill Investments, LLC had managed the Fund pursuant to its current strategies prior to November 30, 2018.

Touchstone Flexible Income Fund — Class A Shares Total Return as of December 31

Best Quarter: 3rd Quarter 2010 7.66%	Worst Quarter: 2nd Quarter 2013 (2.96)%
The calendar year-to-date return for the Fund’s Class A shares as of June 30, 2020 is 0.89%.
Average Annual Total Returns For the periods ended December 31, 2019

After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns. The returns for Class A shares have been adjusted to reflect the increase in the maximum sales charge from 2.00% to 3.50%, effective June 30, 2020.

The inception date of Institutional Class shares was September 10, 2012. Institutional Class shares’ performance was calculated using the historical performance of Class Y shares for the periods prior to September 10, 2012.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Flexible Income Fund		Label	1 Year	5 Years	10 Years
Barclays U.S Aggregate Bond Index		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%
Class A		Return Before Taxes	6.33%	2.55%	4.70%
Class A | After Taxes on Distributions		Return After Taxes on Distributions	4.88%	1.33%	3.21%
Class A | After Taxes on Distributions and Sales	[1]	Return After Taxes on Distributions and Sale of Fund Shares(1)	3.83%	1.46%	3.07%
Class C		Return Before Taxes	6.59%	2.99%	4.55%
Class Y		Return Before Taxes	8.72%	4.03%	5.61%
Institutional Class		Return Before Taxes	8.73%	4.14%	5.67%
[1]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

TOUCHSTONE STRATEGIC TRUST | Touchstone Focused Fund
TOUCHSTONE FOCUSED FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Focused Fund (the “Fund”) seeks to provide investors with capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 49 and 62, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Focused Fund - USD ($)		Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		none	1.00%	none	none
Redemption Fee	[1]	$ 15	$ 15	$ 15	$ 15
[1]	The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Focused Fund		Class A		Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)		0.63%		0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees		0.25%		1.00%	none	none
Other Expenses (as a percentage of Assets):		0.31%		0.35%	0.28%	0.29%
Expenses (as a percentage of Assets)		1.19%		1.98%	0.91%	0.92%
Fee Waiver or Reimbursement	[1]	none		(0.03%)	none	(0.09%)
Net Expenses (as a percentage of Assets)	[1]	1.19%	[2]	1.95%	0.91%	0.83%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.20%, 1.95%, 0.95%, and 0.83% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2021, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[2]	Expenses shown above do not reflect Touchstone Advisors' recoupment of previously waived and/or reimbursed expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended March 31, 2020.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Focused Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	615	298	93	85
Expense Example, with Redemption, 3 Years	859	618	290	284
Expense Example, with Redemption, 5 Years	1,122	1,065	504	500
Expense Example, with Redemption, 10 Years	1,871	2,304	1,120	1,123

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Focused Fund Class C
Expense Example, No Redemption, 1 Year	198
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,065
Expense Example, No Redemption, 10 Years	2,304

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities include common stock and preferred stock. The Fund may invest in companies of any market capitalization in seeking to achieve its investment goal. These securities may be listed on an exchange or traded over-the-counter.

In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), seeks to invest in companies that:

•	Are trading below its estimate of the companies’ intrinsic value; and

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Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.

The Fund will generally hold the securities of 25 to 45 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements.

The Fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in securities of emerging market countries.

The Fund will generally sell a security if it reaches Fort Washington’s estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund's investment strategy often involves overweighting the Fund's position in the industry sectors which Fort Washington believes are mis-priced in the market. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

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Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

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Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

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Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Sector and Industry Focus Risk: The Fund may invest a high percentage of its assets in specific sectors and/or industries of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector or industry of the market, positive or negative, than a fund that does not invest a high percentage of its assets in specific sectors or industries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 3000® Index and the S&P 500® Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Focused Fund — Class A Shares Total Return as of December 31

Best Quarter: 1st Quarter 2012 15.83%	Worst Quarter: 3rd Quarter 2011 (15.90)%
The calendar year-to-date return for the Fund’s Class A shares as of June 30, 2020 is (2.72)%.
Average Annual Total Returns For the periods ended December 31, 2019
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception date of Class C shares was April 12, 2012. Class C shares’ performance was calculated using the historical performance of Class Y shares for the periods prior to April 12, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class C shares.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Focused Fund	Label	1 Year	5 Years	10 Years
Russell 3000 Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	31.02%	11.24%	13.42%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
Class A	Return Before Taxes	20.68%	7.65%	10.91%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	18.95%	6.59%	10.10%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.42%	5.87%	8.84%
Class C	Return Before Taxes	25.05%	8.12%	10.94%
Class Y	Return Before Taxes	27.35%	9.24%	11.86%
Institutional Class	Return Before Taxes	27.47%	9.34%	11.99%

TOUCHSTONE STRATEGIC TRUST | Touchstone Global ESG Equity Fund
TOUCHSTONE GLOBAL ESG EQUITY FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Global ESG Equity Fund (the “Fund”) (formerly, Touchstone Sustainability and Impact Equity Fund) seeks long-term growth of capital.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 49 and 62, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Global ESG Equity Fund - USD ($)		Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		none	1.00%	none	none
Redemption Fee	[1]	$ 15	$ 15	$ 15	$ 15
[1]	The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Global ESG Equity Fund		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)		0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.28%	0.49%	0.29%	0.30%
Expenses (as a percentage of Assets)		1.18%	2.14%	0.94%	0.95%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.15%)	(0.04%)	(0.06%)
Net Expenses (as a percentage of Assets)	[1]	1.17%	1.99%	0.90%	0.89%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.17%, 1.99%, 0.90% and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2021, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Global ESG Equity Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	613	302	92	91
Expense Example, with Redemption, 3 Years	855	656	296	297
Expense Example, with Redemption, 5 Years	1,116	1,135	516	520
Expense Example, with Redemption, 10 Years	1,859	2,461	1,151	1,161

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Global ESG Equity Fund Class C
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	656
Expense Example, No Redemption, 5 Years	1,135
Expense Example, No Redemption, 10 Years	2,461

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its assets in equity securities of U.S. and non-U.S. companies that meet certain financial and environmental, social, and governance ("ESG") criteria. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), and interests in other investment companies, including exchange-traded funds ("ETFs") that invest in equity securities.

The Fund’s sub-advisor, Rockefeller & Co., LLC (“Rockefeller”), selects investments for the Fund based on an evaluation of a company’s financial condition and its ESG practices. Rockefeller applies “bottom-up” security analysis that includes fundamental, sector-based research in seeking to identify businesses that have high or improving returns on capital, barriers to competition, and compelling valuations. Rockefeller’s ESG evaluation considers ESG criteria such as corporate governance practices, product quality and safety, workplace diversity practices, environmental impact and sustainability, community investment and development, and human rights record.

The Fund invests in securities of any size, but generally focuses on larger, more established companies. The Fund invests primarily in securities of companies domiciled in developed markets, but may invest up to 30% of its net assets in securities of companies domiciled in emerging and frontier markets. Emerging markets are defined as those countries not included in the MSCI World Index, a developed market index. As of June 30, 2020, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time.  Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•
Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.

Environmental, Social and Governance Investing Risk: The Fund’s environmental, social and corporate governance criteria may cause the Fund to forgo opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and countries. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Other Investment Companies Risk (including Exchange-Traded Funds Risk): The Fund’s investments in other investment companies, including ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear both their proportionate share of the fees and expenses of the Fund (including management and advisory fees) and, indirectly, the fees expenses of the investment companies.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the MSCI All Country World Index (“ACWI”). The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Before the Fund changed its name, principal investment strategies and sub-advisor on May 4, 2015, the Fund was managed as the Touchstone Large Cap Growth Fund. Performance presented prior to such date should not be attributed to the Fund's current sub-advisor, Rockefeller & Co., LLC. The Fund's performance shown below might have differed materially if Rockefeller & Co., LLC had managed the Fund pursuant to its current strategies prior to May 4, 2015.

Touchstone Global ESG Equity Fund — Class A Shares Total Return as of December 31

Best Quarter: 3rd Quarter 2010 14.39%	Worst Quarter: 4th Quarter 2018 (14.26)%
The calendar year-to-date return for the Fund’s Class A shares as of June 30, 2020 is (7.58)%.
Average Annual Total Returns For the periods ended December 31, 2019
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception date of Institutional Class shares was May 4, 2015. Institutional Class shares’ performance was calculated using the historical performance of Class A shares for periods prior to May 4, 2015. Performance for these periods has been restated to reflect to reflect a share class' lower fees applicable to Institutional Class shares.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Global ESG Equity Fund	Label	1 Year		5 Years		10 Years
MSCI ACWI Index	MSCI ACWI (reflects no deductions for fees, expenses or taxes)	26.60%		8.41%		8.79%
Class A	Return Before Taxes	15.15%		6.23%		9.95%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	14.53%		2.93%		7.54%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares(1)	9.40%	[1]	4.05%	[1]	7.57%	[1]
Class C	Return Before Taxes	19.30%		6.68%		9.75%
Class Y	Return Before Taxes	21.56%		7.78%		10.89%
Institutional Class	Return Before Taxes	21.59%		7.83%		10.91%
[1]	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

TOUCHSTONE STRATEGIC TRUST | Touchstone Growth Opportunities Fund
TOUCHSTONE GROWTH OPPORTUNITIES FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Growth Opportunities Fund (the “Fund”) seeks long-term growth of capital.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 49 and 62 , respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Growth Opportunities Fund - USD ($)		Class A	Class C	Class Y	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		none	1.00%	none	none
Redemption Fee	[1]	$ 15	$ 15	$ 15	$ 15
[1]	The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Growth Opportunities Fund		Class A	Class C	Class Y	Institutional Class
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Component1 Other Expenses		0.01%	0.01%	0.01%	0.01%
Other Expenses (as a percentage of Assets):		0.40%	0.85%	0.38%	0.29%
Expenses (as a percentage of Assets)		1.41%	2.61%	1.14%	1.05%
Fee Waiver or Reimbursement	[1]	(0.16%)	(0.61%)	(0.14%)	(0.15%)
Net Expenses (as a percentage of Assets)	[1]	1.25%	2.00%	1.00%	0.90%
[1]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.24%, 1.99%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2021, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Growth Opportunities Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	621	303	102	92
Expense Example, with Redemption, 3 Years	909	754	348	319
Expense Example, with Redemption, 5 Years	1,218	1,331	614	565
Expense Example, with Redemption, 10 Years	2,093	2,899	1,374	1,269

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Growth Opportunities Fund Class C
Expense Example, No Redemption, 1 Year	203
Expense Example, No Redemption, 3 Years	754
Expense Example, No Redemption, 5 Years	1,331
Expense Example, No Redemption, 10 Years	2,899

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. (“Westfield”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a one- to three-year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund may invest in companies of any market capitalization.

Westfield expects to hold investments in the Fund for an average of 12 to 24 months. However, changes in Westfield’s outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund’s portfolio turnover may vary greatly from year to year and during a particular year. As a result, the Fund may engage in frequent and active trading as part of its principal investment strategy.

The Fund generally will sell a security if one or more of the following occurs: Westfield’s predetermined price target objective is exceeded; there is an alteration to the original investment case; valuation relative to the stock’s peer group is no longer attractive; or  better risk/reward opportunities may be found in other stocks.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 3000® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Growth Opportunities Fund — Class A Shares Total Return as of December 31

Best Quarter: 1st Quarter 2019 18.21%	Worst Quarter: 3rd Quarter 2011 (18.82)%
The calendar year-to-date return for the Fund’s Class A shares as of June 30, 2020 is 6.95%.
Average Annual Total Returns For the periods ended December 31, 2019
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Growth Opportunities Fund	Label	1 Year	5 Years	10 Years
Russell 3000 Index	Russell 3000® Growth Index (reflects no deductions for fees, expenses or taxes)	35.85%	14.23%	15.05%
Class A	Return Before Taxes	34.39%	10.00%	12.75%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	28.43%	6.64%	10.17%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	22.50%	6.58%	9.46%
Class C	Return Before Taxes	39.34%	10.46%	12.58%
Class Y	Return Before Taxes	41.78%	11.58%	13.72%
Institutional Class	Return Before Taxes	41.92%	11.69%	13.83%

TOUCHSTONE STRATEGIC TRUST | Touchstone Mid Cap Growth Fund
TOUCHSTONE MID CAP GROWTH FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Mid Cap Growth Fund (the “Fund”) seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 49 and 62 , respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Mid Cap Growth Fund - USD ($)		Class A	Class C	Class Y	Institutional Class [1]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		none	1.00%	none	none
Redemption Fee	[2]	$ 15	$ 15	$ 15	$ 15
[1]	An investor transacting in Class R6 shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table or in the "Example" below.
[2]	The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Mid Cap Growth Fund		Class A	Class C	Class Y	Institutional Class	Class R6 [1]
Management Fees (as a percentage of Assets)		0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses (as a percentage of Assets):		0.29%	0.36%	0.30%	0.23%	1278.49%
Expenses (as a percentage of Assets)		1.25%	2.07%	1.01%	0.94%	1279.20%
Fee Waiver or Reimbursement	[2]	none	none	none	none	(1278.31%)
Net Expenses (as a percentage of Assets)	[2]	1.25%	2.07%	1.01%	0.94%	0.89%
[1]	An investor transacting in Class R6 shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution, may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions are not reflected in the table or in the "Example" below.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.39%, 2.14%, 1.14%, 0.99% and 0.89% of average daily net assets for Classes A, C, Y, Institutional Class and Class R6 shares, respectively. This contractual expense limitation is effective through July 29, 2021, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Mid Cap Growth Fund - USD ($)	Class A	Class C	Class Y	Institutional Class	Class R6
Expense Example, with Redemption, 1 Year	621	310	103	96	91
Expense Example, with Redemption, 3 Years	877	649	322	300	66,680
Expense Example, with Redemption, 5 Years	1,152	1,114	558	520	66,680
Expense Example, with Redemption, 10 Years	1,936	2,400	1,236	1,155	66,680

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Mid Cap Growth Fund Class C
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,400

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid-cap U.S. companies. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. A mid-cap company is defined as a company, at the time of purchase, that has a market capitalization between $1.5 billion and $12 billion or falls within the range of market capitalizations represented in the Russell Midcap® Index between $556.7 million and $47.9 billion as of June 30, 2020. The size of the companies in the Russell Midcap® Index will change with market conditions.

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. (“Westfield”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a one to three year period. The Fund may also invest up to 20% of its total assets in foreign securities. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.

The Fund generally will sell a security if one or more of the following occurs: Westfield’s predetermined price target objective is exceeded; there is an alteration to the original investment case; valuation relative to the stock’s peer group is no longer attractive; or better risk/reward opportunities may be found in other stocks.

The Fund may engage in frequent and active trading and focus on a particular market sector as part of its principal investment strategy.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell Midcap® Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Mid Cap Growth Fund — Class A Shares Total Return as of December 31

Best Quarter: 1st Quarter 2019 21.06%	Worst Quarter: 3rd Quarter 2011 (23.22)%
The calendar year-to-date return for the Fund’s Class A shares as of June 30, 2020 is (1.12)%.
Average Annual Total Returns For the periods ended December 31, 2019
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception date of Institutional Class shares was April 1, 2011. Institutional Class shares’ performance was calculated using the historical performance of Class A shares for the periods prior to April 1, 2011. Performance for these periods has been restated to reflect the impact of the fees applicable to Institutional Class shares.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Mid Cap Growth Fund		Label	1 Year	5 Years	10 Years
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	[1]	Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	35.47%	11.60%	14.24%
Class A	[1]	Return Before Taxes	35.02%	11.06%	12.65%
Class A | After Taxes on Distributions	[1]	Return After Taxes on Distributions	32.72%	9.16%	10.75%
Class A | After Taxes on Distributions and Sales	[1]	Return After Taxes on Distributions and Sale of Fund Shares	22.06%	8.31%	9.91%
Class C	[1]	Return Before Taxes	39.92%	11.51%	12.46%
Class Y	[1]	Return Before Taxes	42.46%	12.66%	13.62%
Institutional Class	[1]	Return Before Taxes	42.51%	12.73%	13.66%
[1]	Returns are not presented for Class R6 shares, which commenced operations on February 10, 2020. Performance information for Class R6 shares will be shown when those shares have a full calendar year of operations. An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.

TOUCHSTONE STRATEGIC TRUST | Touchstone Sands Capital Emerging Markets Growth Fund
TOUCHSTONE SANDS CAPITAL EMERGING MARKETS GROWTH FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Sands Capital Emerging Markets Growth Fund (the “Fund”) seeks long-term capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 49 and 62 , respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Sands Capital Emerging Markets Growth Fund - USD ($)		Class A	Class C	Class Y	Institutional Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		none	1.00%	none	none
Redemption Fee	[1]	$ 15	$ 15	$ 15	$ 15
[1]	The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Sands Capital Emerging Markets Growth Fund		Class A	Class C	Class Y		Institutional Class
Management Fees (as a percentage of Assets)		1.00%	1.00%	1.00%		1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none		none
Other Expenses (as a percentage of Assets):		1.37%	3.24%	0.31%		0.24%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%		0.01%
Expenses (as a percentage of Assets)		2.63%	5.25%	1.32%		1.25%
Fee Waiver or Reimbursement	[2]	(1.02%)	(2.89%)	none		none
Net Expenses (as a percentage of Assets)	[1],[2]	1.61%	2.36%	1.32%	[3]	1.25%	[3]
[1]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended March 31, 2020.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.60%, 2.35%, 1.35%, and 1.25% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2021, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[3]	Expenses shown above do not reflect Touchstone Advisors' recoupment of previously waived and/or reimbursed expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended March 31, 2020.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Sands Capital Emerging Markets Growth Fund - USD ($)	Class A	Class C	Class Y	Institutional Class
Expense Example, with Redemption, 1 Year	656	339	134	127
Expense Example, with Redemption, 3 Years	1,184	1,314	418	397
Expense Example, with Redemption, 5 Years	1,739	2,384	723	686
Expense Example, with Redemption, 10 Years	3,244	5,035	1,590	1,511

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Sands Capital Emerging Markets Growth Fund Class C
Expense Example, No Redemption, 1 Year	239
Expense Example, No Redemption, 3 Years	1,314
Expense Example, No Redemption, 5 Years	2,384
Expense Example, No Redemption, 10 Years	5,035

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets (including borrowings for investment purposes) in equity and equity-related securities issued by companies in “emerging” or “frontier” market countries.  The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests primarily in a portfolio of equity securities such as common stock, preferred stock, and depositary receipts. Emerging or frontier market companies are companies of any size that are economically tied to emerging or frontier markets. The Fund will generally consider qualifying investments to be in companies that are organized under the laws of, or maintain their principal place of business in, an emerging or frontier market country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries. The Fund generally invests in a portfolio of 30 to 50 issuers selected on the basis of “bottom-up” research undertaken by the sub-advisor, Sands Capital Management, LLC (“Sands Capital”).

The Fund classifies emerging markets as those countries not included in the MSCI World Index, a developed market index. As of June 30, 2020, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets.

Sands Capital uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Therefore, the Fund may overweight certain geographies or sectors and may underweight other geographies or sectors. Sands Capital looks for companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages, such as profitability, superior quality, or distribution relative to competitors, or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market, and business prospects.

Sands Capital generally intends for the Fund’s investments to be held for an average term of three to five years, although the Fund may hold any investment for any length of time. Sands Capital generally considers selling a security when it no longer meets the investment criteria outlined above, for risk management purposes, or if a more attractive investment opportunity presents itself.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•
Frontier Markets Risk: Frontier markets have similar risks to emerging markets, except that these risks are often magnified in a frontier market due to its smaller and less developed economy. As a result, frontier markets may experience greater changes in market or economic conditions, financial stability, price volatility, currency fluctuations, and other risks inherent in foreign securities.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of emerging markets investing.

The Fund’s Performance
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the MSCI Emerging Markets Index, Net. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Sands Capital Emerging Markets Growth Fund — Class Y Shares Total Return as of December 31

Best Quarter: 1st Quarter 2019 16.25%	Worst Quarter: 3rd Quarter 2015 (16.05)%
The calendar year-to-date return for the Fund’s Class Y shares as of June 30, 2020 is 6.77%.
Average Annual Total Returns For the periods ended December 31, 2019
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares' after-tax returns.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares was November 16, 2018, November 16, 2018, May 9, 2014 and May 9, 2014, respectively. Class A shares’ performance and Class C shares’ performance was calculated using the historical performance of Class Y shares for the periods prior to November 16, 2018. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A and Class C shares.

Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Sands Capital Emerging Markets Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
MSCI Emerging Markets Index	MSCI Emerging Markets Index, Net (reflects no deductions for fees, expenses or taxes)	18.42%	5.61%	4.34%
Class A	Return Before Taxes	20.63%	5.75%	5.46%	May 09, 2014
Class C	Return Before Taxes	25.20%	6.04%	5.64%	May 09, 2014
Class Y	Return Before Taxes	27.32%	7.10%	6.69%	May 09, 2014
Class Y | After Taxes on Distributions	Return After Taxes on Distributions	27.06%	7.05%	6.65%
Class Y | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	16.25%	5.56%	5.26%
Institutional Class	Return Before Taxes	27.56%	7.21%	6.79%	May 09, 2014